Income Taxes (Details) - Schedule of Provisions for Income Tax - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provisions For Income Tax [Abstract]
Provisions for current income tax	$ 3,828,207	$ 4,713,543	$ 5,278,462
Provisions for deferred income tax	(370,474)
Total	$ 3,457,733	$ 4,713,543	$ 5,278,462